INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2020
Income Taxes
Provision for income taxes
	June 30, 2020	June 30, 2019	June 30, 2018
Loss from Canadian operations	$(4,254,121)	$(5,057,042)	$(4,860,659)
Combined Canadian statutory income tax rates	26.50%	26.50%	26.50%
Income tax recovery at statutory income tax rates	$(1,127,342)	$(1,340,116)	$(1,288,075)
Increase (decrease) in taxes resulting from:
Stock-based compensation expense	277,895	374,689	913,565
Other	26,336	11,671	4,790
Unrecognized benefit of non-capital losses	672,781	953,756	369,720
Provision for income taxes	$(54,349)	$-	$-

	June 30, 2020	June 30, 2019

Loss on US Operations	(420,578)	(772,238)
Combined federal and state taxes	29.71%	26.64%
	(124,941)	(205,724)
Temproary difference, Equipment	-	34,826
Unrecognized benefit of non-capital losses	124,941	170,898
Provision of income taxes (recovery)	-	-

Deferred income taxes (Canadian)
	June 30, 2020	June 30, 2019
Amounts related to tax loss carry forwards $	$11,898,000	8,467,000

Deferred income taxes (US)
	June 30, 2020	June 30, 2019
Amounts related to tax loss carry forwards $	$1,199,000	778,000

Deferred tax liabilities
Deferred Tax Liabilities	30-Jun-20
Convertible debt	$4,939

Non-capital loss (Canadian)
2027	536,000
2028	868,000
2029	1,047,000
2030	627,000
2031	251,000
2032	161,000
2033	52,000
2034	115,000
2035	177,000
2036	74,000
2037	88,000
2038	1,399,000
2039	3,602,000
2040	2,901,000
$11,399,000

Non-capital loss (US)
2038	$144,000
2039	$634,000
2040	$421,000
$1,199,000